FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Maturity Profile of the Group's Financial Liabilities Based on Contractual Undiscounted Payments
The following is the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	At December 31, 2024
In thousands of USD	Within 1 year or on- demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	31,471	-	-	-	31,471	31,471
Other payables and accruals	40,617	112	53	1,485	42,267	42,267
Amount due to a related party	8,747	-	-	-	8,747	8,747
Borrowings and derivative liabilities	15,000	-	497,750	-	512,750	905,262
Lease liabilities	8,655	8,807	27,105	55,693	100,260	78,133
	104,490	8,919	524,908	57,178	695,495	1,065,880

	At December 31, 2023
In thousands of USD	Within 1 year or on- demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
Trade payables	32,484	-	-	-	32,484	32,484
Other payables and accruals	30,495	48	116	1,492	32,151	32,151
Amount due to a related party	33	-	-	-	33	33
Borrowings	-	23,000	-	-	23,000	22,618
Lease liabilities	7,835	7,787	22,217	48,862	86,701	70,211
	70,847	30,835	22,333	50,354	174,369	157,497

Fair Value Measurement Hierarchy for the Group's Financial Instruments
The fair value measurement hierarchy for the Group’s financial instruments measured at fair value is as follows:

In thousands of USD	Valuation technique(s) and key input	December 31, 2024	Level 1	Level 2	Level 3
USDC	Quoted price	2	2	-	-
Cryptocurrency-settled receivables	Quoted price	974	974	-	-
Investment A, B, D and E in unlisted equity instrument	Net asset value	24,595	-	-	24,595
Investment F, I and J in unlisted equity instrument	Recent transaction price	3,102	-	-	3,102
Investment C in unlisted equity instrument	Market calibration method	10,284	-	-	10,284
Investment G in unlisted debt instrument	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instrument	Binomial model	3,540	-	-	3,540
Cryptocurrency-settled payables	Quoted price	21,372	21,372	-	-
Derivative liabilities	Binomial model	763,939	-	-	763,939

In thousands of USD	Valuation technique(s) and key input	December 31, 2023	Level 1	Level 2	Level 3
USDC	Quoted price	35	35	-	-
Cryptocurrency-settled receivables	Quoted price	1,892	1,892	-	-
Investments A, B, D and E in unlisted equity instruments	Net asset value	23,375	-	-	23,375
Investments F in unlisted equity instruments	Recent transaction price	400	-	-	400
Investments C in unlisted equity instruments	Market calibration method	10,000	-	-	10,000
Investment G in unlisted debt instruments	Net asset value	1,000	-	-	1,000
Investment H in unlisted debt instruments	Recent transaction price	3,000	-	-	3,000
Cryptocurrency-settled payables	Quoted price	5,636	5,636	-	-

Fair Value Measurement of Assets
The following table presents the changes in level 3 financial instruments for the years ended December 31, 2024, 2023 and 2022:

In thousands of USD	Unlisted equity instruments and debt instruments	Derivative liabilities
At January 1, 2022	1,250	-
Additions	61,550	-
Disposals	(1,213)	-
Net gain on disposal of financial assets at fair value through profit or loss	213	-
Net fair value changes recognized in profit or loss	(841)	-
At December 31, 2022	60,959	-
Additions	4,400	-
Disposals	(31,111)	-
Net fair value changes recognized in profit or loss	3,527	-
At December 31, 2023	37,775	-
Additions	2,776	351,609
Derecognition of derivative liabilities on conversion	-	(85,837)
Net fair value changes recognized in profit or loss	1,970	498,167
At December 31, 2024	42,521	763,939